Superannuation commitments (Tables)	12 Months Ended
Sep. 30, 2020
Superannuation commitments
Schedule of contributions

	Consolidated		Parent Entity
$m	2020	2019	2020	2019
Employer contributions	26	28	26	27
Member contributions	10	11	10	11

Summary of expenses recognised

	Consolidated			Parent Entity
$m	2020	2019	2018	2020	2019
Current service cost	44	33	37	43	32
Net interest cost on net benefit liability	8	(2)	1	8	(2)
Total defined benefit expense	52	31	38	51	30

Schedule of defined benefit balances recognised

	Consolidated		Parent Entity
$m	2020	2019	2020	2019
Benefit obligation at end of the year	2,880	2,799	2,790	2,710
Fair value of plan assets at end of the year	2,350	2,464	2,295	2,405
Net surplus/(deficit)	(530)	(335)	(495)	(305)
Defined benefit surplus[1]	71	73	71	73
Defined benefit deficit[2]	(601)	(408)	(566)	(378)
Net surplus/(deficit)	(530)	(335)	(495)	(305)

1.	The defined benefit surplus is recognised in other assets.
2.	The defined benefit deficit is recognised in other liabilities.

Schedule of defined benefit plan significant assumptions

	2020		2019
	Australian	Overseas	Australian	Overseas
Consolidated and Parent Entity	funds	funds	funds	funds
Discount rate	2.6%	0.7% - 1.5%	2.6%	1.1% - 1.8%
Salary increases	2.7%	3.0% - 4.6%	2.4%	3.0% - 4.9%
Inflation rate (pensioners received inflationary increase)	1.7%	2.0% - 3.1%	1.4%	2.0% - 3.4%
Life expectancy of a 60-year-old male	31.3	28.1 - 28.2	31.1	27.9 - 28.1
Life expectancy of a 60-year-old female	34.2	29.5 - 29.6	34.0	29.3 - 29.5

Summary of sensitivity analysis of essential assumptions

	Increase in obligation
$m	2020	2019
0.5% decrease in discount rate	230	205
0.5% increase in annual salary increases	19	14
0.5% increase in inflation rate (pensioners receive inflationary increases)	201	188
1 year increase in life expectancy	68	45

Schedule of asset allocation

	2020		2019
	Australian	Overseas	Australian	Overseas
$m	funds	funds	funds	funds
Cash	6%	1%	3%	3%
Equity instruments	45%	9%	45%	7%
Debt instruments	25%	4%	28%	5%
Property	8%	1%	10%	1%
Other assets	16%	85%	14%	84%
Total	100%	100%	100%	100%